Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table summarizes the location and carrying amounts of the derivative instruments and the foreign currency denominated debt, a non-derivative financial instrument, that are designated and qualify as part of hedging relationships:

		December 31, 2019		December 31, 2018
Instrument	Balance sheet location	Notional	Balance	Notional	Balance
Cash flow hedges:
Interest rate swaps	Other current liabilities	$800,000	$24,792	$500,000	$6,345
Net investment hedges:
Cross-currency swap	Prepaid expenses and other current assets	$—	$—	$500,000	$6,006
Forward contracts	Prepaid expenses and other current assets	$925,810	$39,965	$—	$—
Foreign currency debt	Long-term debt	€700,000	$784,000	€700,000	$801,010

Schedule of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss)
The table below presents pre-tax gains and losses related to designated cash flow hedges and net investment hedges:

	Gain (Loss) Recognized in AOCL Before Reclassifications			Gain Recognized in Interest Expense For Excluded Components
	2019	2018	2017	2019	2018	2017
Year Ended December 31,
Cash Flow Hedges:
Interest rate contract	$(21,972)	$(7,896)	$—	$—	$—	$—
Net Investment Hedges:
Cross-currency swap	2,936	6,006	—	2,294	6,740	—
Forward contracts	20,679	—	—	17,892	—	—
Foreign currency debt	17,010	38,850	(27,099)	—	—	—
Total	$18,653	$36,960	$(27,099)	$20,186	$6,740	$—

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The table below presents pre-tax gains and losses related to designated cash flow hedges and net investment hedges:

	Gain (Loss) Recognized in AOCL Before Reclassifications			Gain Recognized in Interest Expense For Excluded Components
	2019	2018	2017	2019	2018	2017
Year Ended December 31,
Cash Flow Hedges:
Interest rate contract	$(21,972)	$(7,896)	$—	$—	$—	$—
Net Investment Hedges:
Cross-currency swap	2,936	6,006	—	2,294	6,740	—
Forward contracts	20,679	—	—	17,892	—	—
Foreign currency debt	17,010	38,850	(27,099)	—	—	—
Total	$18,653	$36,960	$(27,099)	$20,186	$6,740	$—